Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
General partner units outstanding	1,839,613		1,583,128
Accounts receivable, net	$ 22,703	[1],[2]	$ 11,607	[1],[2]
Other current assets	7,186	[2],[3]	5,944	[2],[3]
Accounts and natural gas imbalance payables	26,600	[2],[4]	17,058	[2],[4]
Accrued liabilities	41,315	[2],[5]	28,240	[2],[5]
Subordinated Units End Date	8/15/2011
Affiliates
Accounts receivable, net			1,800
Other current assets	500
Accounts and natural gas imbalance payables	5,900		1,500
Accrued liabilities	$ 300		$ 600
Common [Member]
Units outstanding	90,140,999		51,036,968
Subordinated [Member]
Units outstanding			26,536,306

[1]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of zero and $1.8 million as of December 31, 2011 and 2010, respectively.
[2]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.5 million and zero as of December 31, 2011 and 2010, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $5.9 million and $1.5 million as of December 31, 2011 and 2010, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.3 million and $0.6 million as of December 31, 2011 and 2010, respectively.